Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment revenues:
Revenues	¥ 1,564,497	¥ 1,403,633
Segment profits:
Total profits for segments	242,878	196,972
Net income (loss) attributable to the noncontrolling interests and net income (loss) attributable to the redeemable noncontrolling interests	(73)	(156)
Income before Income Taxes	391,482	256,991
Operating Segment
Segment revenues:
Revenues	1,557,792	1,395,847
Segment profits:
Total profits for segments	409,382	287,769
Corporate, Non-Segment
Segment revenues:
Revenues	43,292	34,620
Segment profits:
Corporate profits (losses)	(21,949)	(30,109)
Net income (loss) attributable to the noncontrolling interests and net income (loss) attributable to the redeemable noncontrolling interests	4,049	(669)
Intersegment Eliminations
Segment revenues:
Revenues	¥ (36,587)	¥ (26,834)